Events after the reporting period - Additional Information (Detail) £ / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 12, 2021 USD ($) $ / shares shares	Jan. 31, 2021 GBP (£)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Jun. 03, 2020 £ / shares
Statement [line items]
Milestone payment for regulatory and commercial achievements					$ 302.0
Par value per share | £ / shares						£ 0.003
Shares issued conversion ratio	5
ADS [Member]
Statement [line items]
Stock issued through Intial public offering | shares	39,675,000
Events After Reporting Date [member] | ADS [Member]
Statement [line items]
Par value per share | $ / shares	$ 2.90
Payment of underwriting discounts ,commissions and offering expenses	$ 115.1
Proceeds from Issuing Depository Shares net of transaction cost				£ 78,300,000	108.2
Events After Reporting Date [member] | Ultragenyx collaboration agreement [Member]
Statement [line items]
Upfront Payment Received		£ 36,500,000	$ 50.0
Milestone payment for regulatory and commercial achievements			$ 254.0
Revenue | £				0
Events After Reporting Date [member] | Ultragenyx collaboration agreement [Member] | Novartis [member]
Statement [line items]
Milestone payment to Ultragenyx collaboration agreement				£ 7,300,000	$ 10.0